Schedule of Components of Income Tax Expense (Benefit) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Deferred Income Tax (Expense) Benefit	€ 22	€ (9)
Income tax (expense) benefit	€ (69)	€ (36)